November 10, 2015

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Core Equity Fund

Supplement to Summary and Statutory Prospectus

dated January 1, 2015

            The following information supersedes and replaces the information contained in “Portfolio Management” in the summary prospectus and “Fund Summary – Portfolio Management” in the statutory prospectus:

The fund’s investment adviser is The Dreyfus Corporation and the fund’s sub-investment adviser is Fayez Sarofim & Co. (Sarofim & Co.).

The fund is managed by a team of portfolio managers employed by Sarofim & Co., consisting of Fayez Sarofim, Catherine Crain, Gentry Lee, Christopher Sarofim and Charles Sheedy.  The team is supported by Sarofim & Co.’s Investment Committee, all the members of which are senior investment professionals at Sarofim & Co.  The team members hold the following positions at Sarofim & Co.  Mr. Fayez Sarofim is Chairman of the Board and Co-Chief Investment Officer, Mr. Christopher Sarofim is a Vice Chairman, Mr. Lee is Chief Executive Officer and Co-Chief Investment Officer, Mr. Sheedy is a Senior Vice President and Ms. Crain is a Vice President and Director of Marketing and Client Services.  Messrs. Fayez Sarofim and Christopher Sarofim have been portfolio managers of the fund since its inception in September 1998.  Mr. Sheedy and Ms. Crain have been portfolio managers of the fund since October 2000.  Mr. Lee has been a portfolio manager of the fund since November 2010.

            The following information supersedes and replaces any contrary information regarding the fund’s team of portfolio managers included in “Fund Details – Management” in the statutory prospectus:

The fund is managed by a team of portfolio managers employed by Sarofim & Co., consisting of Fayez Sarofim, Catherine Crain, Gentry Lee, Christopher Sarofim and Charles Sheedy.  The team is supported by Sarofim & Co.’s Investment Committee, all the members of which are senior investment professionals at Sarofim & Co.  The Investment Committee directs and monitors Sarofim & Co.’s internal, fundamental research efforts.  The team of portfolio managers operates within the guidelines set by the Investment Committee.  Mr. Fayez Sarofim, Chairman of the Board and Co-Chief Investment Officer, founded Sarofim & Co. in 1958 and has been a portfolio manager of the fund since its inception in September 1998.  Mr. Christopher Sarofim is the Vice Chairman of Sarofim & Co., where he has been employed since 1988.  He has been a portfolio manager of the fund since its inception in September 1998.  Mr. Lee is the Chief Executive Officer and Co-Chief Investment Officer of Sarofim & Co., where he has been employed since 1998, and is responsible for overseeing investment, client services and business operations.  He has been a portfolio manager of the fund since November 2010.  Mr. Sheedy is a Senior Vice President at Sarofim & Co., where he has been employed since 1971.  He has been a portfolio manager of the fund since October 2000.  Ms. Crain is a Vice President and Director of Marketing and Client Services at Sarofim & Co., where she has been employed since 1993.  She has been a portfolio manager of the fund since October 2000.

November 10, 2015

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Tax Managed Growth Fund

Supplement to Summary and Statutory Prospectus

dated February 27, 2015

            The following information supersedes and replaces the information contained in “Portfolio Management” in the summary prospectus and “Fund Summary – Portfolio Management” in the statutory prospectus:

The fund’s investment adviser is The Dreyfus Corporation and the fund’s sub-investment adviser is Fayez Sarofim & Co. (Sarofim & Co.).

The fund is managed by a team of portfolio managers employed by Sarofim & Co., consisting of Fayez Sarofim, Catherine Crain, Gentry Lee, Christopher Sarofim and Charles Sheedy.  The team is supported by Sarofim & Co.’s Investment Committee, all the members of which are senior investment professionals at Sarofim & Co.  The team members hold the following positions at Sarofim & Co.  Mr. Fayez Sarofim is Chairman of the Board and Co-Chief Investment Officer, Mr. Christopher Sarofim is a Vice Chairman, Mr. Lee is Chief Executive Officer and Co-Chief Investment Officer, Mr. Sheedy is a Senior Vice President and Ms. Crain is a Vice President and Director of Marketing and Client Services.  Messrs. Fayez Sarofim and Christopher Sarofim have been portfolio managers of the fund since its inception in September 1998.  Mr. Sheedy and Ms. Crain have been portfolio managers of the fund since October 2000.  Mr. Lee has been a portfolio manager of the fund since November 2010.

            The following information supersedes and replaces the fourth paragraph in “Fund Details – Management” in the statutory prospectus:

The fund is managed by a team of portfolio managers employed by Sarofim & Co., consisting of Fayez Sarofim, Catherine Crain, Gentry Lee, Christopher Sarofim and Charles Sheedy.  The team is supported by Sarofim & Co.’s Investment Committee, all the members of which are senior investment professionals at Sarofim & Co.  The Investment Committee directs and monitors Sarofim & Co.’s internal, fundamental research efforts.  The team of portfolio managers operates within the guidelines set by the Investment Committee.  Mr. Fayez Sarofim, Chairman of the Board and Co-Chief Investment Officer, founded Sarofim & Co. in 1958 and has been a portfolio manager of the fund since its inception in September 1998.  Mr. Christopher Sarofim is the Vice Chairman of Sarofim & Co., where he has been employed since 1988.  He has been a portfolio manager of the fund since its inception in September 1998.  Mr. Lee is the Chief Executive Officer and Co-Chief Investment Officer of Sarofim & Co., where he has been employed since 1998, and is responsible for overseeing investment, client services and business operations.  He has been a portfolio manager of the fund since November 2010.  Mr. Sheedy is a Senior Vice President at Sarofim & Co., where he has been employed since 1971.  He has been a portfolio manager of the fund since October 2000.  Ms. Crain is a Vice President and Director of Marketing and Client Services at Sarofim & Co., where she has been employed since 1993.  She has been a portfolio manager of the fund since October 2000.

November 10, 2015

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Core Equity Fund

- Dreyfus Tax Managed Growth Fund

Supplement to Statement of Additional Information

November 1, 2014, as revised or amended November 26, 2014, January 1, 2015, February 1, 2015, February 27, 2015, March 12, 2015, May 1, 2015, May 12, 2015, September 1, 2015, October 1, 2015 and October 6, 2015

Jeff Jacobe is no longer a portfolio manager of the fund.